Label		Element	Value
Hotchkis & Wiley Small Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Hotchkis & Wiley Small Cap Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About  Class I, Class A, Class C and Class R Shares” beginning on page 39 of the Prospectus and “Purchase of Shares” beginning on page 41 of the Funds’ Statement of Additional Information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratios to Average Net Assets-Expenses, net of reimbursement/waiver in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.  Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index.  The market capitalization range of the Index changes constantly, but as of June 30, 2015, the range was from $100 million to $4.7 billion.  Market capitalization is measured at the time of initial purchase.  The Fund may invest in foreign (non-U.S.) securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process that relies on rigorous, internally-generated fundamental research.  The Fund seeks concentration exposure to these investment opportunities by holding approximately 50-90 securities. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Industrial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Large Shareholder Risk. Other funds and other significant investors may invest in the Fund. From time to time, the Fund may experience relatively large redemptions or investments from these funds and other significant investors as a result of their rebalancing their portfolios or for other reasons. In the event of such redemptions or investments, the Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A and Class C shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A and Class C shares are September 20, 1985, October 6, 2000 and February 4, 2002, respectively.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://www.hwcm.com/literature
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 37.79% (quarter ended June 30, 2009) and the lowest return for a quarter was -36.97% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2015 was 1.78%.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.78%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	37.79%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(36.97%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns(for the periods ended December 31, 2014)
Hotchkis & Wiley Small Cap Value Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.55%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.77%
Hotchkis & Wiley Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.22%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.26%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.89%
Hotchkis & Wiley Small Cap Value Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,306
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	590
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,306
Annual Return 2005		rr_AnnualReturn2005	11.26%
Annual Return 2006		rr_AnnualReturn2006	2.80%
Annual Return 2007		rr_AnnualReturn2007	(18.74%)
Annual Return 2008		rr_AnnualReturn2008	(44.24%)
Annual Return 2009		rr_AnnualReturn2009	65.28%
Annual Return 2010		rr_AnnualReturn2010	43.66%
Annual Return 2011		rr_AnnualReturn2011	(11.38%)
Annual Return 2012		rr_AnnualReturn2012	23.50%
Annual Return 2013		rr_AnnualReturn2013	46.34%
Annual Return 2014		rr_AnnualReturn2014	11.43%
Label		rr_AverageAnnualReturnLabel	Return Before Taxes - Class I
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.43%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	20.72%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.18%
Hotchkis & Wiley Small Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions - Class I
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	8.19%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	19.44%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.95%
Hotchkis & Wiley Small Cap Value Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares - Class I
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	8.61%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	16.76%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.44%
Hotchkis & Wiley Small Cap Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	[3]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.32%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	652
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	921
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,032
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	652
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	921
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,032
Label		rr_AverageAnnualReturnLabel	Return Before Taxes - Class A
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.32%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	19.12%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.33%
Hotchkis & Wiley Small Cap Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,208
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,208
Label		rr_AverageAnnualReturnLabel	Return Before Taxes - Class C
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	9.32%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	19.52%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.21%

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE") that did not exceed 0.01% of the Fund's average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratios to Average Net Assets-Expenses, net of reimbursement/waiver in the "Financial Highlights," which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[3]	You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.